--------------------------------------------------------------------------------
         ANNUAL REPORTS                              SEPTEMBER 30, 1997

                            COWEN STANDBY RESERVE
                                  FUND, INC.
                                      AND
                           COWEN STANDBY TAX-EXEMPT
                              RESERVE FUND, INC.

                                 [COWEN LOGO]
                                COWEN & COMPANY

--------------------------------------------------------------------------------

                        COWEN STANDBY RESERVE FUND, INC.
                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                          ANNUAL FINANCIAL STATEMENTS

                               SEPTEMBER 30, 1997

Chairman's Letter............................................................. 1
Statements of Investments:
  Cowen Standby Reserve Fund, Inc. ........................................... 3
  Cowen Standby Tax-Exempt Reserve Fund, Inc. ................................ 7
Statements of Assets and Liabilities..........................................21
Statements of Operations......................................................22
Statements of Changes in Net Assets...........................................23
Notes to Combined Financial Statements........................................24
Report of Ernst & Young LLP, Independent Auditors.............................28

CHAIRMAN'S LETTER                                              NOVEMBER 14, 1997

Dear Shareholder:

  We are pleased to report that the Cowen Standby Reserve Fund and the Cowen Standby Tax-Exempt Reserve Fund both produced competitive yields throughout the annual period ended September 30, 1997. This performance reflects your money market managers' ability to make minor maturity adjustments within the high-quality portfolios. On September 30, 1997, the annualized 7-day yields provided by your Funds were 4.99% and 3.34%, respectively.


Market Activity

  For virtually the entire year, investors have been preoccupied with whether the Federal Reserve Board would tighten policy. However, the Fed raised the Federal Funds rate--the rate banks charge each other for overnight loans--only once. After the 0.25% rate hike on March 25th, the Fed Funds rate was kept constant at 5.50%.

  There were several reasons for the Fed's "inaction." For one, after the first calendar quarter of 1997 in which the economy grew at almost a 5% rate, it cooled in the second quarter to 3.3%. Third calendar quarter GDP growth was 3.5%. Secondly, inflation remains at a 30-year low. In fact, indicators show that the rate of inflation is actually moving lower, not higher--which is unusual. The Producer Price Index, a measure of wholesale inflation, was down on a year-over-year basis for both July and August. The Consumer Price Index numbers also indicate to us that inflation should register at a more modest rate in 1997 than in 1996.

  Finally, the U.S. has been operating in a period of full employment--when the unemployment rate is still below 5%--without putting pressure on wages. Although Federal Reserve Board Chairman Alan Greenspan has stated his concern that wages will be putting pressure on the manufacturing sector, we do not see that trend.

  Interestingly, even without official Fed action, the yield curve flattened over the fiscal year, meaning that the difference between rates at the short- and long-term end of the curve lessened. As the yield spread differential narrowed along the quality scale, we held steadfast to our investment philosophy of maintaining a high-quality portfolio for both Funds.


Investment Review

  We started the fiscal year with the Cowen Standby Reserve Fund's maturity longer than the average money market fund to lock in the higher yields available at that time. We then moved to a neutral position with the average maturity equal to that of the average money market fund just prior to the March 25th meeting of the Federal Reserve Board. Given the ongoing anticipation of Fed action, we stayed relatively neutral for the rest of the annual period, taking certain brief opportunities to modestly lengthen maturity and benefit from higher yields while limiting interest rate risk. As of September 30, 1997, the Fund's average maturity was 54 days, which is in line with the maturity benchmark for money market funds.

  We maintained a similar strategy for the Cowen Standby Tax-Exempt Reserve Fund for most of the first half of the fiscal year, moving to a neutral position earlier in March in anticipation of both investor withdrawals

                                      --
for taxes and the pending rate increase. Then in the second half, we modulated between a neutral to a just-shorter-than-the-benchmark maturity position in this Fund. We briefly extended maturity to a high of 56 days from late June through early July to lock in higher yields before the supply/demand phenomenon of those weeks, which is caused by an influx of municipal securities maturing, made yield levels temporarily less attractive. The Fund's average maturity on September 30, 1997 was 45 days, which is slightly shorter than the benchmark. The portfolio continued to be broadly diversified with securities representing 37 states and the District of Columbia.

  In accordance with the requirements of the Internal Revenue Code, this is to inform you that 100% of the dividends distributed by the Cowen Standby Tax-Exempt Reserve Fund, Inc. during its fiscal year ended September 30, 1997 were exempt from Federal personal income taxes. After December 31, 1997, you will receive a breakdown of income by state earned during the year.


Looking Ahead

  We believe that our current environment of low inflation with modest economic growth will keep the Federal Reserve Board on hold for the near term. We also believe that the Fed recognizes certain trends that are keeping the U.S. in this lengthy period of economic expansion. One trend is demographic, wherein the aging baby boomer population is feeling more confident about their finances and therefore spending more. The other trends are global, wherein competition is limiting the pricing power of corporations, and technological, wherein advancements are improving productivity. Recent economic evidence and market activity would indicate to us that any need to raise rates has been delayed even further.

  With interest rates on hold and real yield levels high, our strategy for both Funds going forward is to modestly extend the portfolios' average days to maturity slightly to lock in higher yields. At the same time, we intend to maintain the Funds' flexibility so that we are able to take advantage of changing perceptions of the economy and its impact on interest rates.

  As always, we appreciate your ongoing support of the Cowen Standby Reserve Funds and look forward to serving your investment needs well into the future with investment grade quality, competitive yields, liquidity and a high degree of safety.

                                                                     Sincerely,

                                                            /s/ JOSEPH M. COHEN

                                                                Joseph M. Cohen
                                                                       Chairman

                                       --

                        COWEN STANDBY RESERVE FUND, INC.
                            STATEMENT OF INVESTMENTS
                               SEPTEMBER 30, 1997

                                                              ANNUALIZED
  PRINCIPAL                   DESCRIPTION OF                 YIELD ON DATE
   AMOUNT                        SECURITY                     OF PURCHASE              VALUE

                CERTIFICATE OF DEPOSIT - DOMESTIC - 1.50%
                Bankers Trust New York Corp.
 $20,000,000    01-08-1998                                        5.81%            $   19,996,884
                                                                                   --------------
                Total Certificate of Deposit - Domestic
                (Cost $19,996,884)                                                 $   19,996,884
                                                                                   --------------
                COMMERCIAL PAPER - 55.09%
                ABN AMRO Bank
  35,000,000    10-16-1997                                        5.65             $   34,919,792
                AKZO Nobel Inc.
  10,000,000    10-02-1997                                        5.85                  9,998,431
                Alianz of American Finance Corporation
  16,300,000    10-20-1997                                        5.66                 16,252,599
                American Honda Finance Corporation
  20,000,000    10-31-1997                                        5.71                 19,907,667
  20,750,000    11-07-1997                                        5.69                 20,631,639
  24,000,000    12-11-1197                                        5.72                 23,736,827
                BMW U.S. Capital Corporation
  32,500,000    10-17-1997                                        5.72                 32,419,978
                Canadian Imperial Bank of Commerce
  30,000,000    11-17-1997                                        5.68                 29,784,388
                Countrywide Funding Corporation
  25,000,000    12-08-1997                                        5.72                 24,737,917
                Daimler - Benz Corporation
  30,000,000    12-03-1997                                        5.68                 29,710,725
                Ford Motor Credit Company
  25,000,000    10-01-1997                                        5.72                 25,000,000
                GTE Corporation
  30,000,000    10-29-1997                                        5.69                 29,870,617
                GE Capital Corporation
  20,000,000    10-20-1997                                        5.65                 20,000,000
                Goldman Sachs Group, L.P.
   4,100,000    10-01-1997                                        6.46                  4,100,000
  35,000,000    11-04-1997                                        5.74                 34,816,872
                Koch Industries, Inc.
  40,000,000    10-01-1997                                        6.60                 40,000,000

See notes to combined financial statements

                                       --

                        COWEN STANDBY RESERVE FUND, INC.
                     STATEMENT OF INVESTMENTS - (continued)
                               SEPTEMBER 30, 1997

                                                              ANNUALIZED
  PRINCIPAL                   DESCRIPTION OF                 YIELD ON DATE
   AMOUNT                        SECURITY                     OF PURCHASE              VALUE

                COMMERCIAL PAPER - (CONTINUED)
                Merrill Lynch & Company Inc.
 $26,000,000    11-03-1997                                        5.72%            $   25,868,202
                Nordbanken
  30,000,000    10-01-1997                                        5.77                 30,000,000
  20,000,000    11-19-1997                                        5.68                 19,850,006
                PHH Corporation
  35,000,000    11-19-1997                                        5.68                 34,737,510
                Riverwoods Funding
  30,000,000    10-02-1997                                        5.64                 29,995,400
                Rose Asset Funding Company, Limited
  20,000,000    10-22-1997                                        5.68                 19,935,250
  25,000,000    10-29-1997                                        5.70                 24,892,472
  11,547,000    11-28-1997                                        5.71                 11,443,937
                Sweden, Kingdom of
  25,000,000    12-08-1997                                        5.72                 24,740,278
                Three Rivers Funding Corporation
  40,577,000    10-17-1997                                        5.69                 40,477,451
                Toronto Dominion Bank
  34,000,000    01-20-1998                                        5.76                 33,422,368
                Transamerica Corporation
  30,575,000    10-08-1997                                        5.64                 30,542,183
                Union Bank of Switzerland
  15,000,000    10-01-1997                                        6.46                 15,000,000
                                                                                   --------------
                Total Commercial Paper
                (Cost $736,792,509)                                                $  736,792,509
                                                                                   --------------
                EURO - DOLLAR DEPOSIT - 2.24%
                West Deutsche Landesbanken
  30,000,000    11-26-1997                                        5.63                 30,000,796
                                                                                   --------------
                Total Euro-Dollar Deposit
                (Cost $30,000,796)                                                 $   30,000,796
                                                                                   --------------
                FLOATING RATE NOTES - 20.43%
                American Express Credit Corporation
  30,000,000    11-13-1997                                     5.62825(b)              30,000,000
                Associates Corporation of North America
  25,000,000    03-02-1998                                      5.7300(a)              24,992,462

See notes to combined financial statements

                                       --

                        COWEN STANDBY RESERVE FUND, INC.
                     STATEMENT OF INVESTMENTS - (continued)
                               SEPTEMBER 30, 1997

                                                              ANNUALIZED
  PRINCIPAL                   DESCRIPTION OF                 YIELD ON DATE
   AMOUNT                        SECURITY                     OF PURCHASE              VALUE

                FLOATING RATE NOTES - (CONTINUED)
                Bankers Trust New York Corp.
 $30,000,000    04-03-1998                                       5.7300(d)%        $   29,995,575
                Bear Stearns Companies Inc.
  20,000,000    11-07-1998                                      5.66875(c)             20,000,000
  40,000,000    09-16-1998                                      5.66875(c)             40,000,000
                Dean Witter/Discover
  25,000,000    08-03-1998                                      5.69625(b)             25,014,490
                General Motors Acceptance Corporation
  18,500,000    11-07-1997                                      5.79375(b)             18,501,406
                Morgan Stanley Group
  35,000,000    01-30-1998                                      5.59872(b)             35,000,000
                PHH Corporation
  20,000,000    08-28-1998                                      5.58625(b)             19,994,623
                WFP Tower B STEERS
  29,767,880    12-08-1997                                       5.8862(b)             29,767,861
                                                                                   --------------
                Total Floating Rate Notes
                (Cost $273,266,417)                                                $  273,266,417
                                                                                   --------------
                MEDIUM TERM NOTES - 2.54%
                Chrysler Financial Corp.
   8,000,000    01-26-1998                                         5.41                 7,989,869
                General Motors Acceptance Corporation
  26,000,000    10-30-1997                                         5.73                25,998,203
                                                                                   --------------
                Total Medium Term Notes
                (Cost $33,988,072)                                                 $   33,988,072
                                                                                   --------------
                YANKEE CERTIFICATES OF DEPOSIT - 17.50%
                Abbey National PLC
  25,000,000    11-26-1997                                         5.50            $   24,996,279
                Canadian Imperial Bank of Commerce
  25,000,000    01-09-1998                                         5.65                25,000,000
                Deustche Bank
  25,000,000    11-20-1997                                         5.75                25,000,000
  25,000,000    03-10-1998                                         5.86                24,995,806
                Royal Bank of Canada
  15,000,000    01-30-1998                                         5.80                14,993,160
  30,000,000    05-12-1998                                         6.14                30,050,017

See notes to combined financial statements

                                       --

                        COWEN STANDBY RESERVE FUND, INC.
                     STATEMENT OF INVESTMENTS - (continued)
                               SEPTEMBER 30, 1997

                                                              ANNUALIZED
  PRINCIPAL                   DESCRIPTION OF                 YIELD ON DATE
   AMOUNT                        SECURITY                     OF PURCHASE              VALUE

                YANKEE CERTIFICATES OF
                DEPOSIT - (CONTINUED)
                Societe Generale
 $30,000,000    10-02-1997                                        5.54%            $   30,000,000
  25,000,000    01-13-1998                                        5.10                 24,996,868
                Swiss Bank Corporation
  19,000,000    07-02-1998                                        5.95                 19,006,031
  15,000,000    07-17-1998                                        5.84                 14,998,190
                                                                                   --------------
                Total Yankee Certificates of Deposit
                (Cost $234,036,351)                                                $  234,036,351
                                                                                   --------------
                TOTAL INVESTMENTS
                (Cost $1,328,021,029).........        99.30%                       $1,328,081,029
                Cash and Receivables,
                Less Payables (net)...........         0.70%                            9,385,756
                                                     ------                        --------------
                Net Assets....................       100.00%                       $1,337,466,785
                                                     ======                        ==============

---------------
Notes:
(a) -- Fed. Fund rate instruments reflect rate as of 09-30-1997
(b) -- 1 Month Libor rate instruments reflect rate as of 09-30-1997
(c) -- 3 Month Libor rate instruments reflect rate as of 09-30-1997
(d) -- Prime rate instruments reflect rate as of 09-30-1997

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                            STATEMENT OF INVESTMENTS
                               SEPTEMBER 30, 1997

                                                                 ANNUALIZED
  PRINCIPAL                                                    YIELD ON DATE
   AMOUNT                  DESCRIPTION OF BOND                  OF PURCHASE                 VALUE

 $ 1,780,000    Adams County, CO G.O. School District
                Number 012
                12-15-1997                                           3.75%              $   1,782,657
     400,000    Alabama Special Care Facility
                Montgomery Hospital Floating Rate
                Demand Note
                Series 1985
                (7-Day Put, 7-Day Change)
                04-01-2015                                           4.10#                    400,000
   2,160,000    Alaska State Industrial Development Authority
                Lot 6
                (7-Day Put, 7-Day Change)
                07-01-2001                                           4.15#                  2,160,000
   1,000,000    Alaska State Housing Financing Corporation
                Series C, Floating Rate Demand Note
                (7-Day Put, 7-Day Change)
                06-01-2026                                           4.10#                  1,000,000
   1,000,000    Allegheny County, PA Industrial Development
                Authority
                Pollution Control Revenue Bonds, Series 1986
                (Mandatory Put, 10-1-1997)
                05-01-2002                                           3.70                   1,000,000
   1,200,000    Arizona Health Facilities Authority Revenue
                Bonds
                (7-Day Put, 7-Day Change)
                10-01-2015                                           4.10#                  1,200,000
   3,000,000    Baltimore County, MD Pollution Control
                Revenue Bonds
                Baltimore Gas and Electric Project
                (Mandatory Put 11-06-1997)
                07-01-2011                                           3.65                   3,000,000
   1,750,000    City of Belleville, IL Industrial Development
                Revenue Refunding Bonds,
                (Wetterau Inc. Project), Series 1991
                (7-Day Put, 7-Day Change)
                12-01-2008                                           4.10#                  1,750,000

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1997

                                                                 ANNUALIZED
  PRINCIPAL                                                    YIELD ON DATE
   AMOUNT                  DESCRIPTION OF BOND                  OF PURCHASE                 VALUE

 $   600,000    Bexar County, TX Housing Finance
                Corporation Park Hill Project Series 88-B
                (7-Day Put, 7-Day Change)
                06-01-2005                                           4.20%#             $     600,000
   1,100,000    Billings, MT Industrial Development Revenue
                Note Adjustable Tender Notes
                (7-Day Put, 7-Day Change)
                12-01-2014                                           4.15#                  1,100,000
   1,000,000    Burke County, GA Development Authority
                Pollution Control Revenue Bonds-Oglethorpe
                Project Georgia Power Company (Mandatory
                Put 12-01-1997)
                01-01-2025                                           3.60                   1,000,000
   1,300,000    Burlington, KS Pollution Control Revenue Notes
                Kansas City Power and Light Project Series A
                (Mandatory Put 10-01-1997)
                09-01-2015                                           3.75                   1,300,000
   1,800,000    Burlington, KS Pollution Control Revenue Notes
                Kansas City Power and Light Project Series A
                (Mandatory Put 10-07-1997)
                09-01-2015                                           3.65                   1,800,000
   1,500,000    Burlington, KS Pollution Control Revenue Notes
                Kansas City Power and Light Project Series B
                (Mandatory Put 10-03-1997)
                09-01-2015                                           3.90                   1,500,000
   3,150,000    Burlington, KS Pollution Control Revenue Notes
                Kansas City Power and Light Project
                (Mandatory Put 12-01-1997)
                10-01-2017                                           3.65                   3,150,000
   2,300,000    Claiborne County, MS Pollution Control
                Revenue Bonds National Rural
                Electric/Southern Mississippi Electric Power
                Association, Series 1985G-2
                (Mandatory Put 11-03-1997)
                12-01-2015                                           3.85                   2,300,000

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1997

                                                                 ANNUALIZED
  PRINCIPAL                                                    YIELD ON DATE
   AMOUNT                  DESCRIPTION OF BOND                  OF PURCHASE                 VALUE

 $ 1,100,000    Clark County, NV Airport Improvement
                Revenue Bond Series A-1
                (7-Day Put, 7-Day Change)
                07-01-2025                                           4.10%#             $   1,100,000
     500,000    Clark County, NV Industrial Development
                Authority Nevada Power Company Series C
                (7-Day Put, 7-Day Change)
                10-01-2030                                           4.10#                    500,000
   1,100,000    Clarksville, TN Public Building Authority
                Pooled Financial Series
                (7-Day Put, 7-Day Change)
                12-01-2000                                           4.10#                  1,100,000
   6,080,000    Clayton County, GA Housing Finance Authority
                (7-Day Put, 7-Day Change)
                01-01-2021                                           4.05#                  6,080,000
   2,000,000    State of Colorado General Fund Tax and
                Revenue Anticipation Notes, Cash Flow
                Management, Series 97-A
                06-26-1998                                           3.85                   2,009,186
   3,000,000    State of Connecticut, Special Assessment
                Unemployment Compensation Advance Fund
                Revenue Bonds, (Connecticut Unemployment
                Revenue Bonds) 1993 Series C
                07-01-1998                                           3.90                   3,000,000
   1,805,000    Cook, Kane, and McHenry Counties, IL
                Community College District, William Rainey
                Harper College, GO Bond
                12-01-1997                                           3.85                   1,806,898
   1,330,000    Dade County, FL Aviation Board Revenue
                Bonds Port, Airport, and Marine Revenue
                Refunding Notes Series C
                10-01-1997                                           3.70                   1,330,000
   2,000,000    Dade County, FL Housing Finance Authority
                Miami Children's Hospital Project
                (7-Day Put, 7-Day Change)
                09-01-2025                                           4.10#                  2,000,000

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1997

                                                                 ANNUALIZED
  PRINCIPAL                                                    YIELD ON DATE
   AMOUNT                  DESCRIPTION OF BOND                  OF PURCHASE                 VALUE

 $ 1,990,000    Dade County, FL Housing Finance Authority
                Waterside Project Series 2
                (7-Day Put, 7-Day Change)
                08-01-2005                                           4.10%#             $   1,990,000
     800,000    De Kalb Private Hospital Authority, Georgia
                (Egleston Children's Hospital at Emory
                University, Inc. Project) Revenue Anticipation
                Certificates Series 1994A
                (7-Day Put, 7-Day Change)
                03-01-2024                                           4.15#                    800,000
   2,000,000    Delaware State Economic Development
                Authority, Industrial Development Revenue Bonds
                Delmarva Power & Light Co Gas Facilities
                Project C
                (7-Day Put, 7-Day Change)
                10-01-2028                                           4.15#                  2,000,000
   1,400,000    Delaware State Economic Development
                Authority, Industrial Development Revenue Bonds
                Delmarva Power & Light Co Gas Facilities
                (Daily Put, Daily Change)
                10-01-2029                                           4.00#                  1,400,000
   1,000,000    Delaware State General Obligation Notes
                05-01-1998                                           3.73                   1,017,409
   1,000,000    District of Columbia, Revenue Bonds
                The American University Issue, Series 1985A
                (7-Day Put, 7-Day Change)
                10-01-2015                                           4.10#                  1,000,000
   1,095,000    District of Columbia, Revenue Bonds,
                The American University Issue, Series 1986A
                (7-Day Put, 7-Day Change)
                12-01-2015                                           4.10#                  1,095,000
   3,400,000    District of Columbia, Revenue Bonds,
                Georgetown University Issue, Series 1986D
                (7-Day Put, 7-Day Change)
                04-01-2017                                           4.05#                  3,400,000

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1997

                                                                 ANNUALIZED
  PRINCIPAL                                                    YIELD ON DATE
   AMOUNT                  DESCRIPTION OF BOND                  OF PURCHASE                 VALUE

 $ 1,090,000    District of Columbia General Obligation
                Revenue Refunding Bonds, Series B
                (Pre-refunded to 06-01-1998 @ 101.5)
                06-01-2005                                           3.85%              $   1,126,452
   1,800,000    District of Columbia General Obligation
                Revenue Refunding Bonds, Series B
                (Pre-refunded to 06-01-1998 @ 101.5)
                06-01-2002                                           3.80                   1,860,828
   2,000,000    Fairfield-Suisun, CA Unified School District, Tax
                and Revenue Anticipation Notes
                10-09-1997                                           3.83                   2,000,177
   1,230,000    Florida Housing Finance Agency--Reference
                Multi-Family Housing EEE Carlton Project
                (7-Day Put, 7-Day Change)
                12-01-2008                                           4.10#                  1,230,000
   3,200,000    Florida Housing Finance Agency--Reference
                Multi-Family Hillsboro, Series D
                (7-Day Put, 7-Day Change)
                12-01-2009                                           4.25#                  3,200,000
     400,000    Florida State Municipal Power Agency Required
                Power Supply, Electric Power & Light Revenue
                (Pre-refunded to 10-01-1997 @ 102)
                10-01-2000                                           3.70                     408,000
   2,000,000    Forth Worth, TX Water and Sewer System
                Tax and Revenue Anticipation Notes, Series A,
                Commercial Paper
                11-03-1997                                           3.60                   2,000,000
   1,000,000    Greensboro, NC General Obligation Note
                Public Improvements-Sewer Project, Series B
                (7-Day Put, 7-Day Change)
                04-01-2007                                           4.15#                  1,000,000
     700,000    Hanover, MA Bond Anticipation Notes
                05-28-1998                                           3.95                     701,320

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1997

                                                                 ANNUALIZED
  PRINCIPAL                                                    YIELD ON DATE
   AMOUNT                  DESCRIPTION OF BOND                  OF PURCHASE                 VALUE

 $ 1,200,000    Hapeville, GA Development Authority
                Industrial Development Revenue Notes,
                Hapeville Hotel Limited Project
                (Daily Put, Daily Change)
                11-01-2015                                           3.85%#             $   1,200,000
   1,050,000    Harris County, TX General Obligation
                Unlimited Highway Toll Revenue
                Pre-refunding Bonds
                (Pre-refunded to 08-01-1998 @ 102)
                08-01-2015                                           3.825                  1,106,950
   2,000,000    Harris County, TX Tax Anticipation Notes
                02-27-1998                                           3.70                   2,004,398
   2,500,000    Harris County, TX Health Facilities
                Development Corp. Revenue Bonds, St. Lukes
                Episcopal Hospital Series B Health, Hospital,
                and Nursing Home Revenues
                (Daily Put, Daily Change)
                02-15-2027                                           3.85#                  2,500,000
     300,000    Illinois Health Facility Authority Hospital
                Revenue Bonds, Sisters of Charity Project
                Series E
                (7-Day Put, 7-Day Change)
                12-01-2015                                           4.10#                    300,000
     500,000    Illinois Health Facility Authority Hospital
                Revenue Bonds, Decatur Memorial Hospital
                Project A
                (7-Day Put, 7-Day Change)
                11-15-2024                                           4.10#                    500,000
   3,000,000    Illinois State Physical Educational Authority
                Revenue Notes, Pooled Finance Program
                (Mandatory Put 10-01-1997)
                12-01-2000                                           3.65                   3,000,000
   2,000,000    Indian River County, FL Hospital District
                Revenue Bonds Sunhealth Network Project 1990
                (Mandatory Put 12-01-1997)
                10-01-2024                                           3.85                   2,000,000

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1997

                                                                 ANNUALIZED
  PRINCIPAL                                                    YIELD ON DATE
   AMOUNT                  DESCRIPTION OF BOND                  OF PURCHASE                 VALUE

 $ 2,000,000    City of Indianapolis, IN Multi-Family
                Housing Revenue Refunding Bonds,
                (Canal Square Project)
                (7-Day Put, 7-Day Change)
                12-01-2015                                           4.10%#             $   2,000,000
   3,000,000    Intermountain Power Agency of Utah, Electric
                Light and Power Improvements, Power Supply
                Revenue Bonds Series 1985-E
                (Mandatory Put 11-25-1997)
                07-01-2009                                           3.70                   3,000,000
   2,000,000    Jefferson Parish, LA Hospital Service
                District #001 Hospital Revenue Bonds,
                Jefferson Medical Center
                (7-Day Put, 7-Day Change)
                01-01-2026                                           4.15#                  2,000,000
   2,700,000    La Cygne, KS Environmental Improvement
                Revenue Notes, Kansas City Power
                and Light Co. Project
                (7-Day Put, 7-Day Change)
                03-01-2015                                           4.25#                  2,700,000
   3,000,000    Los Angeles County, CA 1997-1998 Tax
                Revenue Anticipation Notes, Series A,
                Cash Flow Management
                06-30-1998                                           3.85                   3,013,989
   1,100,000    Louisiana Public Facilities Authority,
                Hospital Revenue CP Program
                (7-Day Put, 7-Day Change)
                12-01-2000                                           4.10#                  1,100,000
     450,000    Louisiana Public Facilities Authority
                Revenue Bonds--College & University
                Equipment and Capital Series A
                (7-Day Put, 7-Day Change)
                09-01-2010                                           4.10#                    450,000
   1,900,000    Louisiana Public Facilities Authority
                Revenue Bonds--Sisters of Charity Project
                Series E
                (7-Day Put, 7-Day Change)
                07-01-2023                                           4.10#                  1,900,000

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1997

                                                                 ANNUALIZED
  PRINCIPAL                                                    YIELD ON DATE
   AMOUNT                  DESCRIPTION OF BOND                  OF PURCHASE                 VALUE

 $ 4,000,000    Louisiana Public Facilities Authority
                Multi Family Housing Revenue Bonds,
                (Willis Knighton Medical Center Project)
                Series 1988
                (7-Day Put, 7-Day Change)
                09-01-2023                                           4.10%#             $   4,000,000
     200,000    Lynchburgh, VA Industrial Development
                Authority Hospital Revenue Bonds, (VHA Mid-
                Atlantic States, Inc. Capital Asset Financing
                Project), Series 1985D
                (7-Day Put, 7-Day Change)
                12-01-2025                                           4.15#                    200,000
   2,000,000    Maricopa County, AZ Pollution Control
                Corporation Pollution Control Revenue Bonds,
                Southern California Edison Palo Verde Project
                Series C
                (Mandatory Put 10-09-1997)
                12-01-2009                                           3.30                   2,000,000
   4,200,000    Maryland State Health and Higher Education
                Facilities Authority Revenue Notes
                (7-Day Put, 7-Day Change)
                04-01-2035                                           4.10#                  4,200,000
     650,000    Mason County, KY Pollution Control Revenue
                Bonds, Kentucky Power-National Rural Electric
                Project Series B-1
                (7-Day Put, 7-Day Change)
                10-15-2014                                           4.10#                    650,000
   2,000,000    Massachusetts Bay Authority Tax Revenue
                Anticipation Notes, Series C
                10-22-1997                                           3.65                   2,000,000
   1,115,000    Memphis, TN General Obligation Notes
                10-01-1997                                           3.50                   1,115,000
   1,560,000    Metropolitan Government of Nashville and
                Davidson County, TN Electric Revenue Bonds
                Series B
                05-15-1998                                           3.90                   1,568,430

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1997

                                                                 ANNUALIZED
  PRINCIPAL                                                    YIELD ON DATE
   AMOUNT                  DESCRIPTION OF BOND                  OF PURCHASE                 VALUE

 $   850,000    Metropolitan Nashville, TN Airport Authority
                Special Facilities Revenue Bonds, American
                Airlines Project Series A
                (Daily Put, Daily Change)
                10-01-2012                                           3.85%#             $     850,000
     315,000    Michigan State Hospital Finance Authority
                Revenue Bonds, Hospital Equipment Loan
                Program
                (7-Day Put, 7-Day Change)
                06-01-2001                                           4.10#                    315,000
   1,900,000    Michigan State Hospital Finance Authority
                Revenue Bonds, Hospital Equipment Loan
                Program
                (7-Day Put, 7-Day Change)
                12-01-2023                                           4.15#                  1,900,000
   2,200,000    Missouri State Environmental Improvement
                and Energy Research Authority, Pollution Control
                Revenue Bonds (Mandatory Put 11-25-1997)
                06-01-2015                                           3.70                   2,200,000
   2,500,000    Missouri State Environmental Improvement and
                Energy Research Authority, Pollution Control
                Revenue Bonds Union Electric Project Series A
                (Mandatory Put 10-14-1997)
                06-01-2015                                           3.65                   2,500,000
     800,000    Missouri State Environmental Improvement and
                Energy Research Authority, Pollution Control
                Revenue Bonds National Rural Utilities Project
                (7-Day Put, 7-Day Change)
                12-15-2003                                           4.10#                    800,000
   3,000,000    Moffat County, CO Pollution Control Revenue
                Bonds Colorado-Ute Electric Authority Project
                (7-Day Put, 7-Day Change)
                07-01-2010                                           4.10#                  3,000,000

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1997

                                                                 ANNUALIZED
  PRINCIPAL                                                    YIELD ON DATE
   AMOUNT                  DESCRIPTION OF BOND                  OF PURCHASE                 VALUE

 $   900,000    Montgomery County, PA Higher Education and
                Health Authority, Hospital Revenue Bonds,
                Bryn Mawr Hospital
                (Pre-refunded to 12-01-1997 @ 102)
                12-01-2019                                           3.65%              $     926,273
   2,000,000    Municipal Electric Authority of Georgia,
                Revenue Bonds Series A
                (Mandatory Put 10-15-1997)
                01-04-2009                                           3.75                   2,000,000
   2,000,000    Municipal Electric Authority of Georgia,
                Revenue Bonds Project One, Series 1994 D
                (7-Day Put, 7-Day Change)
                01-01-2022                                           4.15#                  2,000,000
   1,200,000    National Rural Utilities Authority,
                Industrial Development Board of the Town
                of Chatom, AL Alabama Electric Co-Op project
                (Mandatory Put 10-24-1997)
                03-01-2008                                           3.75                   1,200,000
   2,000,000    National Rural Utilities Authority,
                Industrial Development Board of the Town
                of Chatom, AL Alabama Electric Co-Op project
                (Mandatory Put 10-10-1997)
                03-01-2008                                           3.90                   2,000,000
   2,000,000    New Hampshire Higher Education Facility
                Authority, Veterans Housing Authority
                Revenue Bonds Series E
                (7-Day Put, 7-Day Change)
                12-01-2025                                           4.15#                  2,000,000
     350,000    New Mexico State Hospital Equipment
                Revenue Bonds
                (7-Day Put, 7-Day Change)
                05-01-2009                                           4.05#                    350,000
   2,500,000    New York City General Obligation Bonds
                Subseries 1996-J3
                (Mandatory Put 10-30-1997)
                02-15-2016                                           3.75                   2,500,000

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1997

                                                                 ANNUALIZED
  PRINCIPAL                                                    YIELD ON DATE
   AMOUNT                  DESCRIPTION OF BOND                  OF PURCHASE                 VALUE

 $ 1,500,000    New York, NY Municipal Water Finance
                Authority Water and Sewer System Revenue
                Notes Tax-Exempt Commercial Paper
                12-18-1997                                           3.75%              $   1,500,000
   2,400,000    New York, NY Municipal Water Finance
                Authority Water and Sewer System Revenue
                Notes
                (Daily Put, Daily Change)
                06-15-2023                                           3.85#                  2,400,000
   1,000,000    New York State Dormitory Authority Revenue
                Bonds St. Francis Center at the Knolls, Health,
                Hospital and Nursing Home Revenue Projects
                (Daily Put, Daily Change)
                07-01-2023                                           3.95#                  1,000,000
   2,440,000    Norwalk, CA Redevelopment Agency
                Tax-Allocation Refunding Notes Norwalk
                Redevelopment Project 1
                (Pre-refunded to 12-01-1997 @ 101.948)
                12-01-2015                                           3.60                   2,501,369
   1,775,000    Oregon State Housing and Community Services
                Dept. Revenue Bonds, Single-Family Mortgage
                Program Series J
                12-11-1997                                           3.55                   1,775,000
   1,000,000    Person County, NC Industrial Facilities and
                Pollution Control Finance Authority
                Revenue-Carolina Power and Light Project
                Series A
                (7-Day Put, 7-Day Change)
                11-01-2019                                           4.20#                  1,000,000
     700,000    Pima County, AZ Industrial Development
                Corporation Tucson Electric Corp. Series A
                (7-Day Put, 7-Day Change)
                06-15-2022                                           4.10#                    700,000
   1,500,000    Platte River Power Authority, CO
                Electrical Power and Light Revenue Bonds,
                Series S-1
                (Mandatory Put 12-11-1997)
                06-01-2018                                           3.70                   1,500,000

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1997

                                                                 ANNUALIZED
  PRINCIPAL                                                    YIELD ON DATE
   AMOUNT                  DESCRIPTION OF BOND                  OF PURCHASE                 VALUE

 $ 2,000,000    Racine, WI Unified School District Tax Revenue
                Anticipation Notes, Cash Flow Management
                08-24-1998                                           3.85%              $   2,006,867
   1,950,000    Rochester, MN Health Care Facilities Revenue
                Bonds Mayo Foundation/Mayo Medical Center
                Series 88-F
                (Mandatory Put 10-09-1997)
                11-15-2017                                           3.50                   1,950,000
   3,000,000    Rockport, IN Pollution Control Revenue Notes
                Indiana-Michigan Power Company-Project B
                (7-Day Put, 7-Day Change)
                06-01-2025                                           4.15#                  3,000,000
   1,000,000    Saint Claire County, AL Industrial Development
                Revenue Bonds (National Cement
                Company, Inc. Project)
                (7-Day Put, 7-Day Change)
                03-01-2005                                           4.10#                  1,000,000
   3,000,000    Salt Lake County, UT General Obligation Tax
                and Revenue Anticipation Notes
                12-31-1997                                           3.65                   3,002,537
     502,000    Scituate, MA General Obligation Note Water
                and Sewer Utilities Improvement
                11-01-1997                                           3.77                     502,510
   1,500,000    Seattle, WA Municipal Light & Power
                Revenue Bonds Adjustable Series B
                (Mandatory Put 10-01-1997)
                05-01-2011                                           3.75                   1,500,000
   1,600,000    Seattle, WA Municipal Light & Power
                Revenue Bonds
                (7-Day Put, 7-Day Change)
                11-01-2018                                           4.00#                  1,600,000
   5,000,000    Seattle, WA Water System Revenue Bonds
                (7-Day Put, 7-Day Change)
                09-01-2025                                           4.00#                  5,000,000
   2,500,000    Port of Seattle, Washington
                General Obligation Bonds
                (7-Day Put, 7-Day Change)
                01-01-2005                                           4.10#                  2,500,000

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1997

                                                                 ANNUALIZED
  PRINCIPAL                                                    YIELD ON DATE
   AMOUNT                  DESCRIPTION OF BOND                  OF PURCHASE                 VALUE

 $ 1,000,000    City of Sheridan, AR Industrial Development
                Revenue Bonds,
                (H.H. Robertson Co. Project),
                Series 1988A
                (7-Day Put, 7-Day Change)
                08-01-1998                                           4.10%#             $   1,000,000
      50,000    South Carolina Jobs Economic Development
                Authority, Industrial Development Revenue
                Bonds, Series 1987A
                (Daily Put, 7-Day Change)
                11-01-2007                                           4.20#                     50,000
   2,000,000    Sweetwater County, WY Pollution Control
                Revenue Bonds, Pacificorp Project
                (Mandatory Put, 10-02-1997)
                01-01-2017                                           3.65                   2,000,000
   1,705,000    Tarrant County, TX Housing Finance
                Corporation Revenue Bonds,
                Multi-Family Housing-SF Apartments
                (7-Day Put, 7-Day Change)
                11-01-2017                                           4.10#                  1,705,000
     700,000    Texas Higher Education Authority, Inc.
                Series B
                (7-Day Put, 7-Day Change)
                12-01-2025                                           4.05#                    700,000
     960,000    Texas Hospital Equipment Financing Authority
                Revenue Bonds
                (7-Day Put, 7-Day Change)
                04-07-2005                                           4.20#                    960,000
   2,000,000    Topeka, KS General Obligation Temporary
                Notes
                Cash Flow Management Series A
                07-15-1998                                           3.75                   2,003,801
   1,200,000    University of North Carolina School of Medicine
                and Ambulatory Care Clinic Revenue Bonds
                (7-Day Put, 7-Day Change)
                07-01-2012                                           4.00#                  1,200,000
   1,000,000    Washington State General Obligation Note
                Refunding Bonds Series R-93-B-1
                10-01-1997                                           3.75                   1,000,000

See notes to combined financial statements

                                       --

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                               SEPTEMBER 30, 1997

                                                                 ANNUALIZED
  PRINCIPAL                                                    YIELD ON DATE
   AMOUNT                  DESCRIPTION OF BOND                  OF PURCHASE                 VALUE

 $ 1,000,000    West Orange, FL Memorial Hospital Revenue
                Bonds Subseries 1991A-1
                (Mandatory Put 10-09-1997)
                02-01-2022                                           3.60%              $   1,000,000
   1,000,000    Wichita, KS Highway Improvement Authority
                General Obligation Sales Tax Revenue Notes
                Highway and Public Improvements
                10-01-1997                                           3.626                  1,000,000
   2,100,000    Wisconsin Health & Educational Facilities
                Authority Revenue ACES, Health Care
                Project A
                (7-Day Put, 7-Day Change)
                06-01-2006                                           4.15#                  2,100,000
   2,000,000    Wisconsin State Transportation Revenue Notes
                Series 1997-A
                10-01-1997                                           3.70                   2,000,000
                                                                                        -------------
                TOTAL INVESTMENTS
                (Cost $185,905,052)...............   99.30%                             $ 185,905,052
                Cash and receivables, less
                payables (net)....................    0.70%                                 1,308,022
                                                    ------                              -------------
                Net Assets........................  100.00%                             $ 187,213,074
                                                    ======                              =============

---------------
Note: #-Variable Rate Instruments Reflect Rate as of 09-30-1997

      85.15% of the investment values above are supported by Letters of Credit, guarantees or other credit enhancements.

See notes to combined financial statements

                                       --

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1997

                                                                              COWEN STANDBY
                                                    COWEN STANDBY               TAX-EXEMPT
                                                   RESERVE FUND, INC.        RESERVE FUND, INC.

ASSETS
  Investments in securities, at value - Note A(1)  $ 1,328,081,029             $ 185,905,052
  Cash                                                   3,350,670                   408.426
  Interest receivable                                    9,163,225                 1,202,186
  Prepaid expenses                                          56,991                    24,191
                                                   ---------------             -------------
       TOTAL ASSETS                                  1,340,651,915               187,539,855
                                                   ---------------             -------------
LIABILITIES
  Due to investment manager - Note B                       588,574                    66,436
  Accrued expenses                                         420,516                    56,004
  Dividends payable                                      2,176,040                   204,341
                                                   ---------------             -------------
       TOTAL LIABILITIES                                 3,185,130                   326,781
                                                   ---------------             -------------
NET ASSETS                                         $ 1,337,466,785             $ 187,213,074
                                                   ===============             =============
Represented By:
  Paid-in capital                                  $ 1,339,161,662             $ 187,231,616
  Accumulated net realized loss on investments          (1,694,877)                  (18,542)
                                                   ---------------             -------------
NET ASSETS AT VALUE, applicable to
  1,339,161,662 outstanding shares of $.01 par
  value Common Stock for SRF and 187,231,616
  outstanding shares of $.001 par value Common
  Stock for STE (2,000,000,000 and
  1,000,000,000 shares authorized for SRF and
  STE, respectively)                               $ 1,337,466,785             $ 187,213,074
                                                   ===============             =============
Offering and redemption price per share            $          1.00             $        1.00
                                                   ===============             =============

See notes to combined financial statements

                                       --

                            STATEMENTS OF OPERATIONS
                         YEAR ENDED SEPTEMBER 30, 1997

                                                                              COWEN STANDBY
                                                    COWEN STANDBY              TAX-EXEMPT
                                                   RESERVE FUND, INC.       RESERVE FUND, INC.

INVESTMENT INCOME
  Interest income                                    $ 68,458,841               $ 6,563,358
                                                     ------------               -----------
EXPENSES
  Investment management fee - Note B                    6,144,043                   905,499
  Shareholder servicing costs and custodian fee         1,926,897                   151,035
  Federal and State registration fees                     127,084                    56,555
  Professional fees                                        70,500                    36,504
  Directors' fees and expenses - Note B                    24,000                    24,000
  Prospectus and shareholders' reports                     60,999                     3,401
  Miscellaneous                                            78,051                    12,773
                                                     ------------               -----------
       Total Expenses                                $  8,431,574                 1,189,767
         Less: Investment management fee
           waived - Note B                                     --                  (181,100)
                                                     ------------               -----------
       Net Expenses                                     8,431,574                 1,008,667
                                                     ------------               -----------
  Investment Income - net                              60,027,267                 5,554,691
  Net realized gain on investments                         70,086                        --
                                                     ------------               -----------
  Net Increase in Net Assets Resulting From
    Operations                                       $ 60,097,353               $ 5,554,691
                                                     ============               ===========

See notes to combined financial statements

                                       --

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                         COWEN STANDBY
                                   COWEN STANDBY                          TAX-EXEMPT
                                 RESERVE FUND, INC.                   RESERVE FUND, INC.
                         ----------------------------------     -------------------------------
                                                YEAR ENDED SEPTEMBER 30,
                              1997                1996              1997              1996
                         ---------------     --------------     -------------     -------------

OPERATIONS
  Investment
    income - net         $    60,027,267    $   51,046,194      $   5,554,691     $  4,712,178
  Net realized gain on
    investments                   70,086            77,106                 --               --
                         ---------------    --------------      -------------     ------------
  Net increase in net
    assets resulting
    from operations           60,097,353        51,123,300          5,554,691        4,712,178
DIVIDENDS TO
SHAREHOLDERS FROM
  Investment
    income - net             (60,027,267)      (51,046,194)        (5,554,691)      (4,712,178)
COMMON STOCK
TRANSACTIONS
(NET) - NOTE C               235,452,289       210,979,736         16,157,580       48,519,374
                         ---------------    --------------      -------------     ------------
  Total increase in net
    assets                   235,522,375       211,056,842         16,157,580       48,519,374
NET ASSETS
  Beginning of year        1,101,944,410       890,887,568        171,055,494      122,536,120
                         ---------------    --------------      -------------     ------------
  End of year            $ 1,337,466,785    $1,101,944,410      $ 187,213,074     $171,055,494
                         ===============    ==============      =============     ============

See notes to combined financial statements

                                       --

                      COWEN STANDBY RESERVE FUND, INC. AND

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                     NOTES TO COMBINED FINANCIAL STATEMENTS

NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: General: Cowen Standby Reserve Fund, Inc. (SRF) and Cowen Standby Tax-Exempt Reserve Fund, Inc. (STE) are each separately registered under the Investment Company Act of 1940, as amended ("Act"), as diversified, open-end management companies. Cowen & Company ("Cowen") serves as each company's Investment Manager and acts as the exclusive distributor of each company's shares, which are sold without a sales charge. It is each company's policy to maintain a continuous net asset value per share of $1.00; each company has adopted certain investment portfolio valuation and dividend and distribution policies to enable it to do so.
  The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
  (1) Portfolio valuation: Each company values its investments at amortized cost, which has been determined by the Board of Directors of each company to represent the fair value of each company's investments.
  (2) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, including amortization of premiums and discounts, is recorded on the accrual basis. Cost of investments represents amortized cost.
  (3) Dividends and distributions to shareholders: It is the policy of each company to declare dividends from net investment income on each business day; such dividends are paid through the business day preceding the next to last Friday of the month except for December. In December, income dividends will be paid through the last business day of the month. Distributions from net realized capital gains, if any, are declared and paid annually after the end of the fiscal year in which earned. To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each company not to distribute such gains.
  (4) Federal income taxes: It is the policy of each company to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.
  At September 30, 1997, the aggregate cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).
  At September 30, 1997, SRF and STE had unused capital loss carryovers of approximately $1,695,000 and $19,000, respectively, available for Federal income tax purposes to be applied against future securities profits, if any. If not applied, the carryovers expire in fiscal 2001 and in fiscal 2000, 2001 and 2002, respectively.

NOTE B - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES: Fees paid by each company to Cowen pursuant to the provisions of Investment Management Agreements are payable monthly, based on an annual rate of .50 of 1%, of the average daily value of that company's net assets. The Agreements further provide that if the aggregate expenses of either company, exclusive of interest, taxes, brokerage and, with the prior written consent of the necessary state securities commissions, extraordinary expenses, exceed the

                                       --

                      COWEN STANDBY RESERVE FUND, INC. AND
                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

              NOTES TO COMBINED FINANCIAL STATEMENTS - (continued)

expense limitation of any state having jurisdiction over that company, Cowen will reimburse the company for such excess. There was no expense reimbursement required for either company for the year ended September 30, 1997, however, Cowen has waived $181,100 of its Investment Management Fee from STE during such period.
  Directors who are not officers, directors, partners, stockholders or employees of Cowen or its affiliates receive from each company a fee of $3,000 per annum plus $500 per meeting attended and $375 for each audit committee attended and reimbursement for travel and out-of-pocket expenses.

NOTE C - COMMON STOCK TRANSACTIONS: At September 30, 1997, there were 2 billion shares of $.01 par value Common Stock for SRF and 1 billion shares of $.001 par value Common Stock of STE authorized.
  Transactions in Common Stock were all at $1.00 per share and are summarized as follows (000's omitted):

                                                               SRF
                                        --------------------------------------------------
                                                     YEAR ENDED SEPTEMBER 30,
                                                 1997                       1996

     Shares sold                              $ 6,044,992                $ 5,093,876
     Dividends reinvested                          57,167                     48,575
                                              -----------                -----------
                                                6,102,159                  5,142,451
     Shares redeemed                           (5,866,707)                (4,931,471)
                                              -----------                -----------
     Net increase                             $   235,452                $   210,980
                                              ===========                ===========

                                                               STE
                                        --------------------------------------------------
                                                     YEAR ENDED SEPTEMBER 30,
                                                 1997                       1996

     Shares sold                               $ 786,951                  $ 729,409
     Dividends reinvested                          5,356                      4,508
                                               ---------                  ---------
                                                 792,307                    733,917
     Shares redeemed                            (776,149)                  (685,398)
                                               ---------                  ---------
     Net increase                              $  16,158                  $  48,519
                                               =========                  =========

                                       --

                      COWEN STANDBY RESERVE FUND, INC. AND
                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

              NOTES TO COMBINED FINANCIAL STATEMENTS - (continued)

NOTE D - FINANCIAL HIGHLIGHTS: Selected data for a share of Common Stock outstanding throughout each year:

                                                                                SRF
                                                 -----------------------------------------------------------------
                                                                     YEAR ENDED SEPTEMBER 30,
                                                 -----------------------------------------------------------------
                                                    1997           1996          1995         1994         1993
                                                 -----------    -----------    ---------    ---------    ---------
NET ASSET VALUE
  Beginning of Year                              $      1.00    $      1.00    $    1.00    $    1.00    $    1.00
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                 0.05           0.05         0.05         0.03         0.03
LESS DISTRIBUTIONS
  Dividends from Net Investment Income                 (0.05)         (0.05)       (0.05)       (0.03)       (0.03)
                                                 -----------    -----------    ---------    ---------    ---------
NET ASSET VALUE
  End of Year                                    $      1.00    $      1.00    $    1.00    $    1.00    $    1.00
                                                 ===========    ===========    =========    =========    =========
Total Return                                            4.98%          4.97%        5.23%        3.14%        3.07%
RATIOS/SUPPLEMENTAL DATA
  Net Assets (000 omitted)                       $ 1,337,467    $ 1,101,944    $ 890,888    $ 692,609    $ 682,379
  Ratio of Expenses to Average Net Assets               0.69%          0.71%        0.71%        0.64%        0.68%
  Ratio of Net Investment Income to Average
    Net Assets                                          4.89%          4.89%        5.13%        3.11%        3.00%

                                       --

                      COWEN STANDBY RESERVE FUND, INC. AND
                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

              NOTES TO COMBINED FINANCIAL STATEMENTS - (continued)

NOTE D - (continued)

                                                                                  STE
                                                     -------------------------------------------------------------
                                                                       YEAR ENDED SEPTEMBER 30,
                                                     -------------------------------------------------------------
                                                       1997         1996         1995         1994         1993
                                                     ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE
  Beginning of Year                                  $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                   0.03         0.03         0.03         0.02         0.02
LESS DISTRIBUTIONS
  Dividends from Net Investment Income                   (0.03)       (0.03)       (0.03)       (0.02)       (0.02)
                                                     ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE
  End of Year                                        $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                                     =========    =========    =========    =========    =========
Total Return                                              3.11%        3.07%        3.19%        2.11%        2.03%
RATIOS/SUPPLEMENTAL DATA
  Net Assets (000 omitted)                           $ 187,213    $ 171,055    $ 122,536    $ 120,704    $ 116,618
  Ratio of Expenses to Average Net Assets*                0.56%        0.59%        0.61%        0.58%        0.62%
  Ratio of Net Investment Income to Average Net
    Assets*                                               3.07%        3.01%        3.14%        2.03%        1.99%
INVESTMENT ADVISORY FEES WAIVED
  Amount                                             $ 181,100    $ 156,993    $ 124,784    $ 130,483    $ 119,582
  Ratio to Average Net Assets                             0.10%        0.10%        0.10%        0.10%        0.10%
*NET OF WAIVER

                                       --

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Stockholders and Boards of Directors
Cowen Standby Reserve Fund, Inc. and
Cowen Standby Tax-Exempt Reserve Fund, Inc.

  We have audited the accompanying statements of assets and liabilities of Cowen Standby Reserve Fund, Inc. and Cowen Standby Tax-Exempt Reserve Fund, Inc., including the statements of investments, as of September 30, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights (see Note D) for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of each Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform these audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cowen Standby Reserve Fund, Inc. and Cowen Standby Tax-Exempt Reserve Fund, Inc. at September 30, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                           /s/ ERNST & YOUNG LLP

New York, New York
October 31, 1997

                                       --

                        COWEN STANDBY RESERVE FUND, INC.
                                      AND
                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                                Financial Square
                               New York, NY 10005

                                   DIRECTORS
                           Joseph M. Cohen, Chairman
                                 James H. Carey
                                Dr. Peter P. Gil
                              Dr. Martin J. Gruber
                               Gerald P. Kaminsky
                               Creighton H. Peet
                                Burton J. Weiss

                                    OFFICERS
Joseph M. Cohen, Chairman of the Board of Directors and Chief Executive Officer
                           David R. Sarns, President
            Creighton H. Peet, Treasurer and Chief Financial Officer
                           Rodd M. Baxter, Secretary
                 Gerald P. Kaminsky, Senior Investment Officer
                      Alan E. Koepplin, Investment Officer
                 Gordon G. Ifill, Assistant Investment Officer
                         Irwood Schlackman, Controller

             INVESTMENT ADVISER                              CUSTODIAN
               & DISTRIBUTOR                              & TRANSFER AGENT
              Cowen & Company                    Investors Fiduciary Trust Company
              Financial Square                            P.O. Box 419111
             New York, NY 10005                        Kansas City, MO 64141

               LEGAL COUNSEL                            INDEPENDENT AUDITORS
          Willkie Farr & Gallagher                       Ernst & Young LLP
            One Citicorp Center                          787 Seventh Avenue
            153 East 53rd Street                         New York, NY 10019
             New York, NY 10022

                                                                        CMB-RSRV